CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 43,913	$ 49,968
Notes receivable		659	490
Short-term investments		165
Accounts receivable, net of allowances for credit losses of $1,266 and $1,353 in 2024 and 2023, respectively		4,849	8,380
Inventories		1,935	795
Deferred costs		272	91
Prepaid and other current assets		4,454	3,755
Short-term restricted cash		6,824	7,117
Total current assets		63,071	70,596
Property, plant and equipment, net		476	610
Operating lease right-of-use assets, net		1,399	2,649
Deferred tax assets		379	551
Long-term restricted cash		2,406	2,562
Other long-term assets		469	512
Total assets		68,200	77,480
Current liabilities:
Accounts payable		7,008	7,959
Income taxes payable		8,163	8,509
Customer advances		769	226
Deferred revenue		62	72
Operating lease liabilities, current		1,184	1,184
Employee payroll and compensation		1,512	2,500
Other current liabilities		2,830	2,938
Total current liabilities		21,528	23,388
Long-term deferred revenue			28
Operating lease liabilities, non-current		404	1,660
Other long-term liabilities		1,042	1,021
Total liabilities		22,974	26,097
Commitments and contingencies (Note 7)
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,413 and 10,370 shares issued at December 31, 2024 and December 31, 2023, respectively; 9,157 and 9,114 shares outstanding at December 31, 2024 and December 31, 2023, respectively	[1]	156	123
Additional paid-in capital		1,267,826	1,267,742
Treasury stock, at cost: 1,256 and 1,256 shares at December 31, 2024 and December 31, 2023, respectively	[1]	(12,335)	(12,335)
Accumulated deficit		(1,259,428)	(1,255,060)
Accumulated other comprehensive income		49,007	50,913
Total shareholders' equity		45,226	51,383
Total liabilities and shareholders' equity		$ 68,200	$ 77,480

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022.